Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss.
Schedule of financial assets

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Contingent refundable consideration (Note 35)	676	676
Wealth management products	1,487,195	2,070,977
	1,487,871	2,071,653